Deferred Charges (Table) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2014
Balance at beginning of period	$ 27,478
Additions	10,856
Disposals	(2,599)
Impairment charge	(152)
Amortization for the year	(6,948)
Balance at end of period	28,635
Dry-docking
Balance at beginning of period	16,993
Additions	7,514
Disposals	(2,599)
Impairment charge	(152)
Amortization for the year	(4,253)
Balance at end of period	17,503
Financing Costs
Balance at beginning of period	10,485
Additions	3,342
Disposals	0
Impairment charge	0
Amortization for the year	(2,695)
Balance at end of period	$ 11,132